LEASES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Expenses from payments of variable leases	$ 205,083	$ 208,812	$ 141,775
Expenses from low value leases	3,899	6,696	3,051
Expenses from short-term leases	34,574	34,857	21,993
Total	$ 243,556	$ 250,365	$ 166,819